PPP Loan (Details Narrative) - USD ($)	1 Months Ended
	Mar. 27, 2020	Mar. 31, 2021
Notes to Financial Statements
Principal balance	$ 158,000
Interest rate	1.00%
Term	18 months
Loan payable		$ 94,833